Revenues (Details) - Schedule of Unsatisfied Performance Obligation - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Contract balances:
Unbilled receivables	$ 182,735	$ 237,982
Unsatisfied performance obligation:
Unsatisfied performance obligation	$ 97,265	$ 90,122